Exhibit 99.1

Chase Education Loan Trust 2007-A

Quarterly Servicing Report

Beginning Collection Period	July 2, 2007
Ending Collection Period	August 31, 2007
Beginning Accrual Period	July 2, 2007
Ending Accrual Period	September 27, 2007
Determination Date	September 26, 2007
Record Date	September 27, 2007
Quarterly Payment Date	September 28, 2007

I.	Asset and Liability Summary

A.	Trust Student Loan Portfolio		7/2/2007	Change	8/31/2007
	i	Trust Student Loan Principal Balance	$1,168,086,773.40	$(6,544,744.29)	$1,161,542,029.11
	ii	Accrued Interest to be capitalized	$2,916,909.31	$339,252.59	$3,256,161.90

	iii	Pool Balance (i + ii)	$1,171,003,682.71	$(6,205,491.70)	$1,164,798,191.01
	iv	Capitalized Interest Account Balance	$29,000,000.00	$—	$29,000,000.00
	v	Consolidation Loan Add-On Account Balance	$5,000,000.00	$(289,114.73)	$4,710,885.27
	vii	Specified Reserve Account Balance	$2,950,945.58	$(27,172.89)	$2,923,772.69

	viii	Adjusted Pool Balance (iii + iv + v + vi+vii)	$1,207,954,628.29	$(6,521,779.32)	$1,201,432,848.97

B.	i	Weighted Average Coupon	5.72%	0.00%	5.72%
	ii	Weighted Average Remaining Term (months)	223.01	(2)	221.50
	iii	Number of Trust Student Loans	98,427	(321)	98,106
	iv	Number of Borrowers	57,776	(216)	57,560
	v	Pool Factor	1.00	(0.01)	0.99

C.	Notes		CUSIP	Spread over 3M LIBOR	Note Rate for current Accrual Period	Outstanding Amount as of 7/2/2007	% of Outstanding Amount	Outstanding Amount as of 9/28/2007	% of Outstanding Amount

	i	Class A-1 Notes	16151U AA4	0.01%	5.36733%	$430,000,000.00	35.20%	$416,103,123.48	34.45%
	ii	Class A-2 Notes	16151U AB2	0.06%	5.41733%	$217,000,000.00	17.76%	$217,000,000.00	17.97%
	iii	Class A-3 Notes	16151U AC0	0.07%	5.42733%	$261,000,000.00	21.36%	$261,000,000.00	21.61%
	iv	Class A-4 Notes	16151U AD8	0.10%	5.45733%	$277,000,000.00	22.67%	$277,000,000.00	22.93%
	vii	Class B Notes	16151U AG1	0.22%	5.57733%	$36,700,000.00	3.01%	$36,700,000.00	3.04%

	viii	Total Notes				$1,221,700,000.00	100.00%	$1,207,803,123.48	100.00%

D.	Reserve Account		7/2/2007	8/31/2007
	i	Reserve Account Balance	$2,950,945.58	$2,950,945.58
	ii	Specified Reserve Account Balance	$2,950,945.58	$2,923,772.69

E.	Other Trust Assets		7/2/2007	8/31/2007
	i	Consolidation Loan Add-On Account Balance	$5,000,000.00	$4,710,885.27
	ii	Capitalized Interest Account Balance	$29,000,000.00	$29,000,000.00
	iii	Supplemental Purchase Account	$2,684,123.34	$—
	iv	Collection Account Balance	$—	$17,367,589.58

F.		Total Trust Account Balances (D.i +E.i + E.ii + E.iii + E.iv)	$39,635,068.92	$54,029,420.43

II. Transactions and Accruals during the Collection Period 7/2/2007—8/31/2007

A.	Trust Student Loan Cash Principal Activity
	i	Borrower Payments	$(8,245,066.05)
	ii	Claim Payments	$(554,524.81)
	iii	Other Adjustments	$(111,101.36)
	iv	Add-on Consolidation Loans	$288,985.92

	v	Total Principal Collections	$(8,621,706.30)

B.	Trust Student Loan Non-Cash Principal Activity
	i	Capitalized Interest	$2,106,207.59
	ii	Other Adjustments	$(29,245.58)

	iii	Total Non-Cash Principal Activity	$2,076,962.01

C.	Total Trust Student Loan Principal Activity (A.v + B.iii)		$(6,544,744.29)
D.	Trust Student Interest to be capitalized
	i	Capitalized Interest	$(2,106,207.59)
	ii	Accrued Interest to be capitalized	$2,445,460.18

	iii	Total Interest to be Capitalized Activity	$339,252.59

E.	Non-Reimbursable Losses During Collection Period		$—

F.	Cumulative Non-Reimbursable Losses to Date		$—

III.	Collection Account Balance and Available Funds

A.	Collection Account Balance at the beginning of the Collection Period		$—
B.	Principal Collections during the Collection Period
	i	Principal Payments Received - Cash Payments	$5,593,621.61
	ii	Principal Payments Received - Loans Paid in Full	$3,095,492.51
	iii	Principal Payments Received - Purchase/Repurchase or Reimbursement by Seller/Depositor/Servicer	$85,345.05
	iv	Liquidation Proceeds and Recoveries	$—

	v	Total Principal Collections	$8,774,459.17

C.	Interest Collections during the Collection Period
	i	Interest Payments Received - Cash Payments	$7,308,965.36
	ii	Interest Payments Received - Loans Paid in Full	$44,552.21
	iii	Interest Payments Received - Interest Subsidy Payments and Special Allowance Payments	$—
	iv	Interest Payments Received - Purchase/Repurchase or Reimbursement by Seller/Depositor/Servicer	$—
	v	Late Fee Activity	$44,787.41

	vi	Total Interest Collections	$7,398,304.98

D.	Other Available Funds
	i	Transfer from Capitalized Interest Account	$—
	ii	Transfer from Reserve Account	$—
	iii	Transfer from Supplemental Purchase Account	$2,684,123.34

	iv	Total Other Available Funds	$2,684,123.34

E.	Investment Earnings		$31,678.60

F.	Funds Previously Remitted
	i	Payments to the Department of Education	$1,028,798.17
	ii	Primary Servicing Fees	$346,172.68
	iii	Administration Fees	$146,005.66
	iv	Interest Payments made on previous Quarterly Payment Date	$—
	v	Principal Payments made on previous Quarterly Payment Date	$—
	vi	Additional Add-on Consolidation Loans funded during the Extended Consolidation Loan Add-On Period	$—

	vii	Total Previously Remitted Funds	$1,520,976.51

G.	Collection Account Balance at the end of the Collection Period (A + B.v + C.vi + D.iv + E - F.vii)		$17,367,589.58

H.	Other Available Funds on Quarterly Payment Date
	i	Transfer from Capitalized Interest Account, if any, on Quarterly Payment Date	$14,000,000.00
	ii	Transfer from Reserve Account, if any, on Quarterly Payment Date *	$47,114.96
	iii	Transfer from Consolidation Loan Add On Account, if any, on Quarterly Payment Date	$—

	iv	Total Other Available Funds	$14,047,114.96

I.	Payment to be made to Department of Education on the Quarterly Payment Date		$1,026,498.49

J.	Total Available Funds on Quarterly Payment Date (G + H.iv -I) *		$30,388,206.05

*	The Specified Reserve Account Balance and the Pool Balance were incorrectly calculated for the September 28, 2007 Quarterly Payment Date. As a result, on such Quarterly Payment Date, $19,942.07 was incorrectly released from the Reserve Account. Accordingly, Total Available Funds and the amount of principal distributed to the Class A Noteholders were each increased by such amount.

IV. Waterfall for Distributions

					Remaining Funds Balance

A.			Total Available Funds as of Quarterly Payment Date: *	$30,388,206.05	$30,388,206.05

B.	First		Primary Servicing Fee (to be paid on the current Quarterly Payment Date) – Master Servicer	$172,680.00	$30,215,526.05

C.	Second		Administration Fee (to be paid on the current Quarterly Payment Date)	$145,192.94	$30,070,333.11

D.	Third		Class A Noteholders' Interest Distribution Amount
		i	Class A-1 Notes	$5,641,660.20
		ii	Class A-2 Notes	$2,873,592.60
		iii	Class A-3 Notes	$3,462,636.54
		iv	Class A-4 Notes	$3,695,218.78
			Total Class A Noteholders’ Interest Distribution Amount	$15,673,108.12	$14,397,224.99

E.	Fourth		Class B Noteholders' Interest Distribution Amount	$500,348.47	$13,896,876.52

F.	Fifth		Class A Noteholders' Principal Distribution Amount
		i	Class A-1 Notes	$13,896,876.52
		ii	Class A-2 Notes	$—
		iii	Class A-3 Notes	$—
		iv	Class A-4 Notes	$—
			Total Class A Noteholders’ Principal Distribution Amount	$13,896,876.52	$—

G.	Sixth		Class B Noteholders' Principal Distribution Amount	$—	$—

H.	Seventh		Deposit to Reserve Account, if any	$—	$—

I.	Eighth		Carryover Servicing Fee	$—	$—

J.	Ninth		Remaining amounts to the Certificateholders	$—	$—

*	The Specified Reserve Account Balance and the Pool Balance were incorrectly calculated for the September 28, 2007 Quarterly Payment Date. As a result, on such Quarterly Payment Date, $19,942.07 was incorrectly released from the Reserve Account. Accordingly, Total Available Funds and the amount of principal distributed to the Class A Noteholders were each increased by such amount.

V.	Stepdown Date, Trigger Event and Event of Default

A.	Has Stepdown Date occurred?		NO
		The Stepdown Date is the earlier of (i) September 30, 2013 and
		(ii) the first date on which no Class A Notes remain Outstanding.

B.	Trigger Event
	(i)	Adjusted Pool Balance as of end of Collection Period	$1,201,432,848.97
	(ii)	Outstanding Amount of Notes (after application of Available Funds)	$1,207,803,123.48
	(iii)	Failure of the Master Servicer to exercise 10% clean-up call	NO
	(iv)	Has a Trigger Event occurred (ii &gt; i or iii=Yes)?	YES

C.	Has an Event of Default occurred?		NO

D.	Waterfall Trigger
		Pool Balance (principal+interest to be capitalized) as of end of Collection Period	$1,164,798,191.01
	+	Accrued and unpaid interest (not to be capitalized) as of end of Collection Period	$7,594,589.92
	+	Capitalized Interest Account Balance on Quarterly Payment Date	$15,000,000.00
	+	Consolidation Loan Add-On Account Balance on Quarterly Payment Date	$4,692,886.94
	+	Reserve Account Balance on Quarterly Payment Date	$2,903,830.62
	–	Specified Reserve Account Balance on Quarterly Payment Date	$(2,923,772.69)

		(a)	$1,192,065,725.80
		Outstanding Amount of Class A Notes (after Principal Distribution Amount) (b)	$1,171,103,123.48
		Is (b) greater than (a)? (c)	NO

		Available Funds should be applied to Class A Noteholders'
		Distribution Amount before Class B Noteholders' Distribution Amount? (C = YES or D(c) = YES)	NO

VI.	Pool Characteristics

		Weighted Average Coupon		Number of Loans		% of Total Loans Outstanding		Principal Amount		% of Total Principal Amount Outstanding
	Status	7/2/2007	8/31/2007	7/2/2007	8/31/2007	7/2/2007	8/31/2007	7/2/2007	8/31/2007	7/2/2007	8/31/2007
A.	Borrower Distribution:
	Deferment
	Unsubsidized Loans	5.604%	5.622%	4,467	4,986	4.54%	5.08%	57,344,247.96	63,577,335.37	4.91%	5.47%
	Subsidized Loans	5.586%	5.608%	4,921	5,504	5.00%	5.61%	64,509,218.11	71,911,157.78	5.52%	6.19%
	Forbearance
	Unsubsidized Loans	5.951%	6.037%	3,786	3,738	3.85%	3.81%	56,244,631.16	54,035,783.72	4.82%	4.65%
	Subsidized Loans	5.839%	5.938%	3,813	3,779	3.87%	3.85%	54,926,583.16	52,760,846.46	4.70%	4.54%
	Repayment
	Current	5.644%	5.633%	71,648	70,773	72.79%	72.14%	834,546,290.54	822,741,270.85	71.45%	70.83%
	31-60 Days Delinquent	6.153%	6.052%	3,949	2,870	4.01%	2.93%	43,153,304.87	33,183,251.96	3.69%	2.86%
	61-90 Days Delinquent	6.515%	6.165%	2,185	1,229	2.22%	1.25%	21,592,566.86	12,608,998.40	1.85%	1.09%
	91-120 Days Delinquent	6.580%	6.465%	1,322	1,224	1.34%	1.25%	12,243,297.01	12,409,906.92	1.05%	1.07%
	121-150 Days Delinquent	6.384%	6.679%	1,223	1,522	1.24%	1.55%	12,350,689.59	14,161,953.81	1.06%	1.22%
	151-180 Days Delinquent	5.980%	6.553%	846	892	0.86%	0.91%	8,739,631.08	8,189,108.08	0.75%	0.71%
	181-210 Days Delinquent	6.447%	6.386%	226	854	0.23%	0.87%	1,954,574.58	8,614,299.61	0.17%	0.74%
	211-240 Days Delinquent	0.000%	5.972%	—	644	0.00%	0.66%	—	6,370,066.26	0.00%	0.55%
	241-270 Days Delinquent	0.000%	0.000%	—	—	0.00%	0.00%	—	—	0.00%	0.00%
	Claims in Process
	Claims Pending	5.885%	6.279%	20	63	0.02%	0.06%	166,648.20	617,857.98	0.01%	0.05%
	Claims Filed	6.434%	6.616%	21	28	0.02%	0.03%	315,090.28	360,191.91	0.03%	0.03%
	Claims Rejected				—	0.00%	0.00%		—	0.00%	0.00%

B.	Total			98,427	98,106	100%	100%	1,168,086,773.40	1,161,542,029.11	100%	100%

VII. Distributions

A.		Note Interest Shortfall and Carryover	Combined	Class A-1	Class A-2	Class A-3	Class A-4	Class A-5	Class A-6	Class B
	i	Note Interest Shortfall	$—	$—	$—	$—	$—	$—	$—	$—
	ii	Note Interest Carryover	$—	$—	$—	$—	$—	$—	$—	$—
B.		Principal Distribution Amount Reconciliation
	i	Adjusted Pool Balance at the end of the Collection Period			$1,201,432,848.97
	ii	Outstanding Amount of Notes at the end of the Collection Period			$1,221,700,000.00
	iii	Principal Distribution Amount (ii - i)			$20,267,151.03
	iv	Principal Distribution Amount paid			$13,896,876.52
	v	Principal Distribution Amount Shortfall (iii - iv)			$6,370,274.51
C.		Parity Calculations
	i	Adjusted Pool Balance at the end of the Collection Period			$1,201,432,848.97
	ii	Outstanding Amount of Notes on Quarterly Payment Date			$1,207,803,123.48
	iii	Parity Ratio (i/ii)			99.47%
D.		Reserve Account Reconciliation
	i	Account Balance at the beginning of the Collection Period			$2,950,945.58
	ii	Deposit to/(Withdrawal from) Reserve Account During the Collection Period			$—
	iii	Account Balance at the end of the Collection Period			$2,950,945.58
	iv	Specified Reserve Account Balance for Quarterly Payment Date			$2,923,772.69
	v	Deposit to/(Withdrawal from) Reserve Account on Quarterly Payment Date			$(47,114.96)
	vi	Ending Account Balance on Quarterly Payment Date			$2,903,830.62
E.		Capitalized Interest Account Reconciliation
	i	Account Balance at the beginning of the Collection Period			$29,000,000.00
	ii	Amount transferred to Collection Account During the Collection Period			$—
	iii	Account Balance at the end of the Collection Period			$29,000,000.00
	iv	Amount transferred to Collection Account on Quarterly Payment Date			$(14,000,000.00)
	v	Ending Account Balance on Quarterly Payment Date			$15,000,000.00
F.		Consolidation Loan Add-On Account Reconciliation
	i	Account Balance at the beginning of the Collection Period			$5,000,000.00
	ii	Add-on Consolidation Loans purchased			$(289,114.73)
	iii	Amount transferred to Collection Account During the Collection Period			$—
	iv	Account Balance at the end of the Collection Period			$4,710,885.27
	v	Add-on Consolidation Loans purchased prior to Quarterly Payment Date			$(17,998.33)
	vi	Amount transferred to Collection Account on Quarterly Payment Date			$—
	vii	Ending Account Balance on Quarterly Payment Date			$4,692,886.94

G.		Outstanding Amount of Notes and Pool Factors	7/2/2007	Paydown Factors	9/28/2007
	i	Outstanding Amount of Class A-1 Notes	$430,000,000.00		$416,103,123.48
		Class A-1 Note Pool Factor	1.0000000	0.0323183	0.9676817
	ii	Outstanding Amount of Class A-2 Notes	$217,000,000.00		$217,000,000.00
		Class A-2 Note Pool Factor	1.0000000	0.0000000	1.0000000
	iii	Outstanding Amount of Class A-3 Notes	$261,000,000.00		$261,000,000.00
		Class A-3 Note Pool Factor	1.0000000	—	1.0000000
	iv	Outstanding Amount of Class A-4 Notes	$277,000,000.00		$277,000,000.00
		Class A-4 Note Pool Factor	1.0000000	—	1.0000000
	v	Outstanding Amount of Class B Notes	$36,700,000.00		$36,700,000.00
		Class B Note Pool Factor	1.0000000	—	1.0000000

VIII.	Payment History and CPRs

Collection Period End	Actual Ending Trust Student Loan Principal Balance	Cumulative CPR
8/31/2007	$ 1,161,542,029.11	3.22%

		Current period
A.	Expected Trust Student Loan Principal Balance (assume no prepays)	$1,167,896,087.96
B.	Actual Trust Student Loan Principal Balance	$1,161,542,029.11
C.	Ratio (B/A)	99.46%
	Cumulative CPR	3.22%

IX.	Significant Guarantor

Trust Student Loans Guaranteed by each Significant Guarantor as of End of Collection Period

Guarantor	Number of Loans	% of total number of loans	Principal Balance	% of total Principal
American Student Assistance	92,132	93.91%	1,084,168,311.94	93.34%

X.	Other

A.

Any material modifications, extensions or waivers to the terms of the Trust Student Loans, fees, penalties or payments during the related Collection Period or that have cumulatively become material over time.

None
B.	Any material breaches of representations and warranties regarding the Trust Student Loans.	None
C.	Material amount of any required purchases, repurchases, reaquisitions or substitutions of Trust Student Loans.	None